REVENUE DISAGGREGATION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total Revenue	$ 876,000	$ 1,129,000	$ 5,522,000	$ 5,346,000
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	3,000		5,500,000	5,346,000
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	873,000	1,129,000	22,000
Power Supply Units [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	825,000	1,096,000	5,214,000	5,328,000
EV Chargers [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	51,000	33,000	308,000	18,000
North America [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	784,000	1,012,000	4,514,000	4,684,000
Europe [Member]
Disaggregation of Revenue [Line Items]
Total Revenue		19,000	115,000	359,000
Other [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	$ 92,000	$ 98,000	$ 893,000	$ 303,000